Disposal of assets and other transactions	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Disposal of assets and other transactions

23.	Disposal of assets and other transactions

The Company has an active portfolio, which takes into account opportunities of partnerships, acquisition of assets and disposal of non-strategic assets in several areas in which it operates, whose development of transactions also depends on conditions beyond the control of the Company.

On April 3, 2023, the Company’s Board of Executive Officers informed that the revision of divestment processes will be carried out within the scope of the adjustments to be made to the Strategic Plan.

On June 1, 2023, the Company’s Board of Directors approved the strategic factors to be considered in the 2024-2028 Strategic Plan.

The major classes of assets and related liabilities classified as held for sale are shown in the following table:

				06.30.2023	12.31.2022
	E&P	RT&M	Corporate and other businesses	Total	Total
Assets classified as held for sale
Inventories	-	31	−	31	21
Investments	-	−	−	-	-
Property, plant and equipment	347	23	−	370	3,587
Others	-	1	−	1	-
Total	347	55	−	402	3,608
Liabilities on assets classified as held for sale
Finance debt	-	-	134	134	133
Provision for decommissioning costs	290	-	-	290	1,332
Total	290	−	134	424	1,465

23.1.	Sales pending closing at June 30, 2023

The assets and liabilities corresponding to the transactions signed in previous periods which are pending closing are classified as held for sale at June 30, 2023:

i.	sale of the Lubrificantes e Derivados de Petróleo do Nordeste (LUBNOR) refinery and its associated logistics assets, located in the state of Ceará; and
ii.	sale of the Company's entire interest in a set of maritime concessions called Golfinho and Camarupim groups of fields, in deep waters of the post-salt layer, located in the Espírito Santo Basin.

For more information on these transactions (which are subject to certain conditions precedent), see note 30.1 of the Company's consolidated financial statements of 2022.

From January to June 2023, no new contracts were signed.

23.2.	Sales closed in the six-month period ended June 30, 2023

Transaction	Acquirer	Signature date (S) Closing date (C)	Sale amount (*)	Gain/ (loss) (**)	Further infor-mation
Sale of its entire interest in Albacora Leste producing field, located in the Campos Basin	Petro Rio Jaguar Petróleo LTDA (PetroRio), a subsidiary of Petro Rio S.A.	April 2022 (S) January 2023 (C)	1,928	557	a
Sale of the Company's entire interest in a set of four onshore production fields, with integrated facilities, located in the state of Espírito Santo, jointly called Norte Capixaba group of fields	Seacrest Petróleo SPE Norte Capixaba Ltda., a wholly-owned subsidiary of Seacrest Exploração e Produção de Petróleo Ltda.	February 2022 (S) April 2023 (C)	474	342	b
Sale of the Company's entire interest (100%) in a set of 22 production onshore and shallow water fields, together with their associated infrastructure, located in the Potiguar Basin, in the state of Rio Grande do Norte, jointly called Potiguar group of fields	3R Potiguar S.A., a wholly-owned subsidiary of 3R Petroleum Óleo e Gás S.A.	January 2022 (S) June 2023 (C)	1,445	464	c
Total			3,847	1,363

(*)	The amount of "Proceeds from disposal of assets" in the Statement of Cash Flows is composed of amounts received this period, including installments of operations from previous years, and advances referring to operations not completed.
(**)	Recognized in “Results on disposal/write-offs of assets and on remeasurement of investment retained with loss of control” within other income and expenses (note 6).

a)	Sale of Albacora Leste field

The transaction was closed after the fulfillment of conditions precedent, with the receipt, in cash, of US$ 1,635, including price adjustments provided for in the contract, in addition to US$ 293 received at the transaction signing. In addition, Petrobras is expected to receive up to US$ 250 in contingent payments provided for in the contract, depending on future Brent prices.

b)	Sale of Norte Capixaba group of fields

The transaction was closed with the receipt of US$ 427, including price adjustments provided for in the contract, in addition to US$ 36 received at the transaction signing. In addition, there is up to US$ 66 in contingent payments for Petrobras provided for in the contract, depending on future Brent prices, of which the Company recognized US$ 11 as a receivable in April 2023.

c)	Sale of Potiguar group of fields

The transaction was closed with the receipt of US$ 1,100, including price adjustments provided for in the contract, in addition to US$ 110 received at the transaction signing. The Company will also receive US$ 235 in 4 equal annual installments starting March 2024.

23.3.	Contingent assets from disposed investments and other transactions

Some disposed assets and other agreements provide for receipts subject to contractual clauses, especially related to the Brent variation in transactions related to E&P assets.

The transactions that may generate revenue recognition, accounted for within other income and expenses, are presented below:

Transaction	Closing date	Amounts subject to recognition	Assets recognized in 2023	Assets recognized in previous periods

Sales in previous years
Riacho da Forquilha group of fields	December 2019	62	7	28
Pampo and Enchova group of fields	July 2020	650	−	180
Baúna field	November 2020	285	−	132
Ventura group of fields	July 2021	43	−	43
Miranga group of fields	December 2021	85	−	55
Cricare group of fields	December 2021	118	−	22
Peroá group of fields	August 2022	43	−	10
Papa-Terra field	December 2022	90	1	15
Sales in the period
Albacora Leste field	January 2023	250	−	−
Norte Capixaba group of fields	April 2023	66	11	-
Surplus volume of the Transfer of Rights Agreement
Sepia and Atapu	April 2022	5,244	25	693
Total			44	1,178